Allowance for Doubtful Accounts (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for Liabilities
Beginning balance	$ 14	$ 13	$ 13	$ 12	$ 16
Additions/ (releases) charged to costs and expenses	2	6	16	4	0
Deductions / Other movements			(15)	(3)	(4)
Foreign exchange differences
Ending balance			$ 14	$ 13	$ 12